BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of derivative liabilities fair value
Balance - December 31, 2024	$40,603
Additions to debt discount	1,723,776
Initial derivative expense	142,726
Settlements	(58,876)
Change in fair value	(141,337)
Balance – September 30, 2025	$1,706,892

Balance - December 31, 2022	$-
Additions	445,616
Settlements	(59,831)
Change in fair value	(192,759)
Balance - December 31, 2023	$193,026
Balance - December 31, 2023	$193,026
Additions	147,805
Gain on debt extinguishment	(223,000)
Change in fair value	(77,228)
Balance – December 31, 2024	$40,603

Schedule of segment expenses
	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2025	2024
Revenue, net of discounts	$-	$7,195
Cost of goods sold	-	7,313
Gross profit (loss)	-	(118)
Less segment expenses:
Selling, general and administrative	402,762	3,911,339
Write-off of notes receivable and investments	-	21,500
Operating loss	(402,762)	(3,932,957)
Plus:
Interest expense	(442,488)	(406,746)
Gain on debt extinguishment, net	43,673	102,579
Initial derivative expense	(142,726)	-
Change in fair value of derivative liabilities	141,337	41,859
Segment Net loss	$(802,966)	$(4,195,265)

	Year ended	Year ended
	December 31,	December 31,
	2024	2023
Revenue, net of discounts	$7,195	$1,603
Cost of goods sold	7,313	995
Gross profit (loss)	(118)	608
Less segment expenses:
Selling, general and administrative	4,116,657	1,555,580
Write-off of notes receivable and investments	21,500	65,000
Operating loss	(4,138,275)	(1,619,972)
Plus:
Interest expense	(491,385)	(153,520)
Gain on debt extinguishment	37,461	-
Change in fair value of derivative liabilities	77,228	192,759
Segment Net loss	$(4,514,971)	$(1,580,733)